Income tax benefit/(expense) - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Profits tax	¥ 9,762		¥ (62,147)		¥ (112,095)
Estimated assessable profit	¥ (361,714)		¥ (990,173)		¥ (1,442,608)
Income Tax Expense On Undistributed Earnings | $		$ 0		$ 0		$ 0
PRC
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
PRC | Bottom of range [Member]
Income Taxes Disclosure
Withholding tax rate	5.00%	5.00%
PRC | Top of range [Member]
Income Taxes Disclosure
Withholding tax rate	10.00%	10.00%
China (Guangdong) pilot free Trade Zone Qianhai & Shekou area of Shenzhen
Income Taxes Disclosure
Reduced income tax rate	15.00%	15.00%
Hongkong
Income Taxes Disclosure
Statutory tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Profits tax	¥ 0		¥ 0		¥ 0
Estimated assessable profit	¥ 0		¥ 0		¥ 0
Singapore
Income Taxes Disclosure
Statutory tax rate (as a percent)	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Profits tax	¥ 0		¥ 0		¥ 0
Estimated assessable profit	¥ 0		¥ 0		¥ 0
Indonesia
Income Taxes Disclosure
Statutory tax rate (as a percent)	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%
Malaysia
Income Taxes Disclosure
Statutory tax rate (as a percent)	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Profits tax	¥ 0		¥ 0		¥ 0
Estimated assessable profit	¥ 0		¥ 0		¥ 0
Philippines
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Profits tax	¥ 0		¥ 0		¥ 0
Estimated assessable profit	¥ 0		¥ 0		¥ 0